Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.9%)
Communication Services (5.5%)
*	Alphabet Inc. Class A	2,426,730	338,990
*	Alphabet Inc. Class C	2,123,780	299,304
*	Baidu Inc. ADR	1,634,300	194,629
*	Pinterest Inc. Class A	2,880,350	106,688
*	Meta Platforms Inc. Class A	193,700	68,562
	Electronic Arts Inc.	426,800	58,391
*	Trade Desk Inc. Class A	417,200	30,022
*	Live Nation Entertainment Inc.	147,200	13,778
*	Netflix Inc.	24,010	11,690
*	Roblox Corp. Class A	205,300	9,386
	Walt Disney Co.	79,757	7,201
*	ZoomInfo Technologies Inc.	284,950	5,269
*	Snap Inc. Class A	23,000	389
			1,144,299
Consumer Discretionary (10.3%)
*	Tesla Inc.	1,467,790	364,716
	TJX Cos. Inc.	2,707,400	253,981
	Alibaba Group Holding Ltd. ADR	2,795,700	216,695
*	Royal Caribbean Cruises Ltd.	1,171,700	151,723
	Sony Group Corp. ADR	1,482,925	140,418
*	Capri Holdings Ltd.	2,779,490	139,642
*	Amazon.com Inc.	903,000	137,202
*	CarMax Inc.	1,716,597	131,732
*,1	XPeng Inc. ADR	7,480,719	109,144
	Entain plc	8,559,162	107,940
*,1	Mobileye Global Inc. Class A	1,547,600	67,042
	Ross Stores Inc.	408,900	56,588
	Marriott International Inc. Class A	140,500	31,684
*	Burlington Stores Inc.	156,300	30,397
*	Flutter Entertainment plc (XDUB)	170,598	30,281
*	Carnival Corp.	1,577,945	29,255
	eBay Inc.	549,200	23,956
*	Ollie's Bargain Outlet Holdings Inc.	311,000	23,602
	Restaurant Brands International Inc.	276,600	21,611
	Hilton Worldwide Holdings Inc.	76,333	13,899
*	Ulta Beauty Inc.	23,000	11,270
	Las Vegas Sands Corp.	224,100	11,028
*	DoorDash Inc. Class A	106,050	10,487
*	Norwegian Cruise Line Holdings Ltd.	457,425	9,167
	Newell Brands Inc.	787,800	6,838
*	Etsy Inc.	75,800	6,144
*	Rivian Automotive Inc. Class A	254,200	5,964

		Shares	Market Value ($000)
*	Deckers Outdoor Corp.	3,130	2,092
	Tapestry Inc.	15,500	571
*	Five Below Inc.	2,300	490
			2,145,559
Consumer Staples (0.1%)
*	Performance Food Group Co.	150,200	10,386
	Dollar General Corp.	33,350	4,534
			14,920
Energy (3.5%)
	Hess Corp.	1,667,774	240,426
	Pioneer Natural Resources Co.	1,021,223	229,653
*	Transocean Ltd. (XNYS)	12,234,496	77,689
[1]	New Fortress Energy Inc.	1,766,900	66,665
	EOG Resources Inc.	404,921	48,975
	Coterra Energy Inc.	1,113,350	28,413
*	Southwestern Energy Co.	3,200,000	20,960
	TechnipFMC plc	818,700	16,489
			729,270
Financials (7.1%)
	Raymond James Financial Inc.	2,946,650	328,551
	Northern Trust Corp.	2,093,851	176,679
	Wells Fargo & Co.	3,287,480	161,810
	Visa Inc. Class A	611,900	159,308
	MarketAxess Holdings Inc.	406,220	118,962
	Morgan Stanley	892,364	83,213
	CME Group Inc.	363,554	76,564
	Bank of America Corp.	1,941,217	65,361
	Tradeweb Markets Inc. Class A	658,800	59,872
*	WEX Inc.	293,600	57,120
	Discover Financial Services	445,400	50,063
	Progressive Corp.	279,800	44,567
*	PayPal Holdings Inc.	395,160	24,267
	LPL Financial Holdings Inc.	98,000	22,307
	Mastercard Inc. Class A	30,600	13,051
	Charles Schwab Corp.	167,650	11,534
	JPMorgan Chase & Co.	64,900	11,039
	Goldman Sachs Group Inc.	11,050	4,263
	Citigroup Inc.	68,100	3,503
			1,472,034
Health Care (30.1%)
	Eli Lilly & Co.	3,409,568	1,987,505
	Amgen Inc.	2,121,659	611,080
*	Biogen Inc.	2,241,937	580,146
*	BioMarin Pharmaceutical Inc.	5,371,580	517,928
*	Boston Scientific Corp.	4,977,606	287,755
	Thermo Fisher Scientific Inc.	478,930	254,211
*,1	BioNTech SE ADR	2,357,736	248,835
	Bristol-Myers Squibb Co.	4,150,350	212,954
	Novartis AG ADR	1,903,990	192,246
*	BeiGene Ltd. ADR	1,029,931	185,758
	AstraZeneca plc ADR	2,244,260	151,151
*	Elanco Animal Health Inc. (XNYS)	9,956,776	148,356
	Zimmer Biomet Holdings Inc.	902,000	109,773
*	Edwards Lifesciences Corp.	1,408,900	107,429
*	LivaNova plc	1,945,320	100,651
	Roche Holding AG	337,338	98,062
	Revvity Inc.	617,880	67,541

		Shares	Market Value ($000)
*	QIAGEN NV	1,520,507	66,036
*	Charles River Laboratories International Inc.	254,900	60,258
*	Alkermes plc	1,932,000	53,594
	Abbott Laboratories	360,200	39,647
*	Neurocrine Biosciences Inc.	272,950	35,964
*	Illumina Inc.	252,970	35,224
	Agilent Technologies Inc.	200,700	27,903
	Medtronic plc	144,000	11,863
*	Bridgebio Pharma Inc.	275,400	11,118
*,1	Allogene Therapeutics Inc.	3,377,879	10,843
	Alcon Inc.	118,960	9,293
*	Waters Corp.	25,561	8,415
	Danaher Corp.	34,195	7,911
[2]	Siemens Healthineers AG	133,680	7,761
*,1,3	FibroGen Inc.	5,418,421	4,802
*	Repligen Corp.	26,358	4,739
*	Omnicell Inc.	95,960	3,611
*	ImmunoGen Inc.	89,900	2,666
*	IQVIA Holdings Inc.	9,292	2,150
*	Sandoz Group AG	50,078	1,611
	Humana Inc.	2,875	1,316
*	Guardant Health Inc.	43,686	1,182
*	Mural Oncology plc	183,201	1,085
*	Adaptive Biotechnologies Corp.	28,100	138
*	Zimvie Inc.	4,830	86
			6,270,597
Industrials (11.0%)
	FedEx Corp.	1,649,274	417,217
	AECOM	4,030,936	372,580
	Jacobs Solutions Inc.	2,223,989	288,674
	Southwest Airlines Co.	7,705,679	222,540
	Airbus SE	1,363,020	210,571
*	United Airlines Holdings Inc.	3,617,083	149,241
	Delta Air Lines Inc.	2,786,410	112,097
	TransDigm Group Inc.	77,869	78,772
	Curtiss-Wright Corp.	302,700	67,439
*	American Airlines Group Inc.	4,797,250	65,914
	Textron Inc.	631,900	50,817
	IDEX Corp.	194,070	42,135
*	Uber Technologies Inc.	562,600	34,639
*	Ryanair Holdings plc ADR	249,500	33,273
	GFL Environmental Inc. (XTSE)	633,100	21,848
*	Lyft Inc. Class A	1,330,700	19,947
	AMETEK Inc.	120,000	19,787
	Old Dominion Freight Line Inc.	46,000	18,645
	Carrier Global Corp.	268,900	15,448
	Union Pacific Corp.	60,000	14,737
	Caterpillar Inc.	45,000	13,305
	Rockwell Automation Inc.	38,820	12,053
*	JetBlue Airways Corp.	1,638,000	9,091
	Veralto Corp.	11,398	938
			2,291,708
Information Technology (27.9%)
	Microsoft Corp.	1,401,300	526,945
*	Flex Ltd.	15,030,952	457,843
	KLA Corp.	763,635	443,901
	Micron Technology Inc.	4,962,357	423,487

		Shares	Market Value ($000)
*	Splunk Inc.	2,722,200	414,727
*	Adobe Inc.	593,600	354,142
	Intel Corp.	6,260,730	314,602
	ASML Holding NV GDR (Registered)	343,567	260,053
	Texas Instruments Inc.	1,471,940	250,907
	NetApp Inc.	2,747,610	242,229
	NVIDIA Corp.	432,890	214,376
	Jabil Inc.	1,501,400	191,278
*	Trimble Inc.	3,318,371	176,537
	Universal Display Corp.	819,814	156,798
*	Descartes Systems Group Inc.	1,747,212	146,871
	Entegris Inc.	967,700	115,950
	QUALCOMM Inc.	727,710	105,249
	Intuit Inc.	164,250	102,661
*	Nutanix Inc. Class A	2,043,619	97,460
	Corning Inc.	3,032,324	92,334
	Oracle Corp.	663,200	69,921
*	FormFactor Inc.	1,485,241	61,949
*,1	ARM Holdings plc ADR	784,500	58,951
*	Salesforce Inc.	213,300	56,128
*	Zoom Video Communications Inc. Class A	721,650	51,894
	Teradyne Inc.	472,600	51,287
	HP Inc.	1,600,660	48,164
	Hewlett Packard Enterprise Co.	2,703,040	45,898
*	Autodesk Inc.	157,600	38,372
*	Wolfspeed Inc.	770,000	33,503
*	Aurora Innovation Inc.	7,030,000	30,721
	Broadcom Inc.	22,973	25,644
*	Keysight Technologies Inc.	154,490	24,578
*	BlackBerry Ltd.	6,635,476	23,490
*	MongoDB Inc.	50,900	20,810
*	Palo Alto Networks Inc.	62,500	18,430
	Analog Devices Inc.	90,000	17,870
*	Unity Software Inc.	393,884	16,106
*	Crowdstrike Holdings Inc. Class A	59,300	15,140
*	Gitlab Inc. Class A	97,500	6,139
*	Okta Inc.	58,966	5,338
*	Western Digital Corp.	99,680	5,220
	Marvell Technology Inc.	80,200	4,837
*	Gartner Inc.	8,000	3,609
	Applied Materials Inc.	10,700	1,734
	Telefonaktiebolaget LM Ericsson ADR	180,500	1,137
*	HubSpot Inc.	900	522
*	RingCentral Inc. Class A	3,250	110
*	Arista Networks Inc.	200	47
*	DocuSign Inc.	200	12
			5,825,911
Materials (0.4%)
*	Ivanhoe Mines Ltd. Class A	7,115,800	69,007
	Albemarle Corp.	120,300	17,381
			86,388
Total Common Stocks (Cost $7,986,930)			19,980,686

		Shares	Market Value ($000)
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[4,5]	Vanguard Market Liquidity Fund, 5.435% (Cost $1,022,033)	10,223,309	1,022,127
Total Investments (100.8%) (Cost $9,008,963)			21,002,813
Other Assets and Liabilities—Net (-0.8%)			(167,201)
Net Assets (100%)			20,835,612
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $162,852,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $7,761,000, representing 0.0% of net assets.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $170,585,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,524,460	456,226	—	19,980,686
Temporary Cash Investments	1,022,127	—	—	1,022,127
Total	20,546,587	456,226	—	21,002,813
D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2023 Market Value ($000)
FibroGen Inc.	4,676	—	—	—	126	—	—	4,802
Vanguard Market Liquidity Fund	677,243	NA1	NA1	26	(70)	7,320	6	1,022,127
Total	681,919	—	—	26	56	7,320	6	1,026,929
1	Not applicable—purchases and sales are for temporary cash investment purposes.